Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
	CEO (1)		Other NEOs (1)
Year	NEO Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average NEO Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income (Loss) (5)
2024	$430,500	$430,500	$225,000	$225,000	$40.91	$(4,416,319)
2023	$430,500	$430,500	$225,000	$225,000	$37.5	$(5,659,723)

Named Executive Officers, Footnote

(3)	The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in each year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for each year consist solely of salary and/or consulting fees paid to the NEOs each year.

PEO Total Compensation Amount	[1],[2]	$ 430,500	$ 430,500
PEO Actually Paid Compensation Amount	[1],[3]	430,500	430,500
Non-PEO NEO Average Total Compensation Amount	[1],[2]	225,000	225,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 225,000	225,000
Equity Valuation Assumption Difference, Footnote
(4)	For each fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2023, through December 31, 2024, for the 2024 fiscal year, and March 23, 2023 (the approximate date on which the Company’s common stock commenced trading on the Nasdaq Capital Market), through December 31, 2023, for the 2023 fiscal year.

Total Shareholder Return Amount	[4]	$ 40.91	37.5
Net Income (Loss) Attributable to Parent	[5]	$ (4,416,319)	$ (5,659,723)
PEO Name		Kambiz Mahdi	Kambiz Mahdi

[1]	Our principal executive officer for each of the years indicated was our CEO, Kambiz Mahdi. Our named executive officer other than our CEO (“Other NEOs”) was Calvin Pang (CFO).
[2]	Reflects, for our CEO, the total compensation reported in the Named Executive Officer Compensation Table and for the Other NEOs, the average total compensation reported in the Named Executive Officer Compensation Table in each of the fiscal years indicated.
[3]	The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in each year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for each year consist solely of salary and/or consulting fees paid to the NEOs each year.
[4]	For each fiscnal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2023, through December 31, 2024, for the 2024 fiscal year, and March 23, 2023 (the approximate date on which the Company’s common stock commenced trading on the Nasdaq Capital Market), through December 31, 2023, for the 2023 fiscal year.
[5]	Represents the amount of net income attributable to the Company reflected in our consolidated financial statements for each covered fiscal year.